Organization and Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Property, Plant and Equipment Estimated Useful Lives	Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	10 to 50
Buildings Improvements	1 to 40
Leasehold Improvements	1 to 40
Machinery and Equipment	1 to 30

Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share
Basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2022	2021	2020
Basic common shares outstanding	444.9	443.7	442.6
Dilutive effect of stock awards	1.0	1.7	1.5
Diluted common shares outstanding	445.9	445.4	444.1